Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments Debt And Equity Securities [Abstract]
Schedule of Short-Term Investment

Short-term investments consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Held-to-maturity investments (1)	330,624	—
Variable-rate financial instruments (2)	187,191	184,159
Total	517,815	184,159

(1)

The Group purchased wealth management products from financial institutions and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from three months to twelve months. The Group estimated that their fair value approximate their amortized costs due to their short term nature.

(2)

Variable-rate instruments represent financial products with variable interest rates and unsecured principal but no restriction on withdrawal. The Group elects the fair value option to record them at fair value in accordance with ASC 825 Financial Instruments.